Significant Accounting Policies - Schedule of Long-Duration Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, liability for future policy benefit	$ 402,305	$ 384,510
Liability for future policy benefit, adjustment	318,677	402,305	$ 384,510
Ending balance, liability for future policy benefit	318,677	402,305	384,510
Beginning balance, market risk benefit	2,635,789
Net Liability	2,225,621	2,635,789
Ending balance, market risk benefit	2,225,621	2,635,789
Deferred Policy Acquisition Costs
Pre-adoption 1/1/2021 balance	3,062,204	3,408,505
Deferred policy acquisition costs	2,773,643	3,062,204	3,408,505
Post adoption 1/1/2021 balance	2,773,643	3,062,204	3,408,505
Deferred Sales Inducements
Pre-adoption 1/1/2021 balance	2,119,962	2,216,685
Deferred sales inducements	2,045,683	2,119,962	2,216,685
Post adoption 1/1/2021 balance	$ 2,045,683	$ 2,119,962	2,216,685
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, liability for future policy benefit			408,750
Liability for future policy benefit, adjustment
Liability for Future Policy Benefits for Payout Annuity With Life Contingency | As Reported
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, liability for future policy benefit			337,467
Liability for future policy benefit, adjustment
Liability for Future Policy Benefits for Payout Annuity With Life Contingency | Adjustment to opening retained earnings for expected future policy benefits
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, liability for future policy benefit			2,566
Liability for future policy benefit, adjustment
Liability for Future Policy Benefits for Payout Annuity With Life Contingency | Adjustment for the effect of remeasurement of liability at current single A rate
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, liability for future policy benefit			68,717
Liability for future policy benefit, adjustment
Market Risk Benefit Liability
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, market risk benefit			2,225,484
Net Liability
Market Risk Benefit Liability | As Reported
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, market risk benefit			2,547,231
Net Liability
Market Risk Benefit Liability | Adjustment for the removal of shadow adjustments
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, market risk benefit			(584,636)
Net Liability
Market Risk Benefit Liability | Adjustment for the cumulative effect of the changes in the instrument-specific credit risk between the original contract issuance date and the transition date
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, market risk benefit			229,108
Net Liability
Market Risk Benefit Liability | Adjustment for the remaining difference between previous carrying amount and fair value measurement for the MRB, exclusive of the instrument specific credit risk
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, market risk benefit			33,781
Net Liability
Ceded Market Risk Benefit
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, market risk benefit			89,338
Net Liability
Ceded Market Risk Benefit | As Reported
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, market risk benefit			62,108
Net Liability
Ceded Market Risk Benefit | Adjustment for the remaining difference between previous carrying amount and fair value measurement for the MRB, exclusive of the instrument specific credit risk
Liability for Future Policy Benefits for Payout Annuity With Life Contingency
Beginning balance, market risk benefit			27,230
Net Liability
Fixed Index Annuities and Fixed Rate Annuities
Deferred Policy Acquisition Costs
Pre-adoption 1/1/2021 balance			3,408,505
Deferred policy acquisition costs
Deferred Sales Inducements
Pre-adoption 1/1/2021 balance			2,216,685
Deferred sales inducements
Fixed Index Annuities and Fixed Rate Annuities | As Reported
Deferred Policy Acquisition Costs
Pre-adoption 1/1/2021 balance			2,225,199
Deferred policy acquisition costs
Deferred Sales Inducements
Pre-adoption 1/1/2021 balance			1,448,375
Deferred sales inducements
Fixed Index Annuities and Fixed Rate Annuities | Revision of Prior Period, Accounting Standards Update, Adjustment
Deferred Policy Acquisition Costs
Pre-adoption 1/1/2021 balance			1,183,306
Deferred policy acquisition costs
Deferred Sales Inducements
Pre-adoption 1/1/2021 balance			$ 768,310
Deferred sales inducements